Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	€ 345,918	€ 236,748
Other financial assets	123,419	367,704
Accounts receivables	6,099	5,857
Other current assets	28,572	19,246
Total current assets	504,008	629,555
Non-current assets
Property, plant and equipment	42,111	50,380
Intangible assets	1,582	1,629
Right-of-use assets	12,786	13,332
Other non-current assets	1,850	1,250
Total non-current assets	58,329	66,591
Total assets	562,337	696,146
Current liabilities
Accounts payables	18,832	20,693
Deferred revenue	15,816	35,908
Liabilities for warrants	0	1,730
Lease liabilities	2,757	2,851
Other current liabilities	5,607	6,805
Total current liabilities	43,012	67,987
Non-current liabilities
Deferred revenue	18,541	34,161
Lease liabilities	12,878	13,352
Deferred tax liability	3,807	5,804
Total non-current liabilities	35,226	53,317
Shareholders' equity
Share capital	1,341	1,216
Share premium	1,277,338	1,162,136
Accumulated deficit	(785,988)	(589,541)
Other reserves	(8,592)	1,031
Total shareholders' equity	484,099	574,842
Total liabilities and shareholders' equity	€ 562,337	€ 696,146